Fair Value Measurements (Details2) (USD $) In Millions, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012
Carrying Value | Senior secured term loan
Fair Value Measurements
Long-term loans and notes	$ 1,787	$ 1,996
Carrying Value | Senior notes
Fair Value Measurements
Long-term loans and notes	1,008	795
Carrying Value | Senior subordinated notes
Fair Value Measurements
Long-term loans and notes	393	393
Carrying Value | Subordinated discount notes
Fair Value Measurements
Long-term loans and notes	180	306
Fair Value | Senior secured term loan
Fair Value Measurements
Long-term loans and notes	1,799	1,994
Fair Value | Senior notes
Fair Value Measurements
Long-term loans and notes	1,080	838
Fair Value | Senior subordinated notes
Fair Value Measurements
Long-term loans and notes	411	418
Fair Value | Subordinated discount notes
Fair Value Measurements
Long-term loans and notes	$ 188	$ 328